Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2024
Contractual Obligations
Schedule of changes in the contractual obligation

	2024	2023
Balance at the beginning of the year	117,112	132,160
Revenues recognition upon ore delivery	(43,662)	(30,498)
Remeasurement adjustment (i)	21,084	10,121
Interest on contractual obligations - note 10	6,424	5,329
Balance at the end of year	100,958	117,112
Current	31,686	37,432
Non-current	69,272	79,680

(i) In September 2024, the Company recognized a remeasurement adjustment in its contractual obligations of silver streaming with a corresponding reduction in revenues for an amount of USD 21,084, respectively, and an increase in accretion for an amount of USD 5,153 (in 2023: reduction in revenues for an amount of USD 10,121 and an increase in accretion for an amount of USD 1,219), given the higher long-term prices and the updated mine plan for its Cerro Lindo Mining Unit. According to the Company’s silver streaming accounting policy, prices and changes in the LOM given an update in mine plans are variable considerations and the recognized revenue under the streaming agreement should be adjusted to reflect the updated variables.